INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes
INCOME TAXES

14. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT is generally not subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. New Residential was a wholly owned subsidiary of Newcastle until May 15, 2013 and, as a qualified REIT subsidiary, was a disregarded entity until such date. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the periods ended September 30, 2013 or 2012.

10. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT will generally not be subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. On December 20, 2012, New Residential Investment LLC was converted to New Residential Investment Corp. New Residential remains a wholly owned subsidiary of Newcastle and, as a qualified REIT subsidiary, continues to be a disregarded entity for the year ended December 31, 2012. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the periods ended December 31, 2012 or 2011.